Loans and borrowings (Details 4) - INR (₨) ₨ in Millions		Mar. 31, 2020		Mar. 31, 2019
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		₨ 3,783	[1]	₨ 25,738	[2]
Obligations under leases		1,787		609
Borrowings		5,570	[1]	26,347	[2]
2020
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	[2]			4,199
Obligations under leases	[2]			57
Borrowings	[2]			4,256
2021
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		3,783	[1]	6,621	[2]
Obligations under leases		483	[1]	65	[2]
Borrowings		4,226	[1]	6,686	[2]
2022
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		0	[1]	1,087	[2]
Obligations under leases		359	[1]	66	[2]
Borrowings		359	[1]	1,153	[2]
2023
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		0	[1]	13,831	[2]
Obligations under leases		267	[1]	70	[2]
Borrowings		267	[1]	13,901	[2]
2024
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		0	[1]	0	[2]
Obligations under leases		249	[1]	63	[2]
Borrowings		249	[1]	63	[2]
2025
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	[1]	0
Obligations under leases	[1]	286
Borrowings	[1]	286
Thereafter
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		0	[1]	0	[2]
Obligations under leases		143	[1]	288	[2]
Borrowings		₨ 143	[1]	₨ 288	[2]

[1]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.0.
[2]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.91.